ACQUISITIONS AND INTANGIBLE ASSETS, NET - Additional Information (Details) $ in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) SEGMENT	Dec. 31, 2021 USD ($)
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of operating segments	1	1
Dyal
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
GAAP revenue	$ 252.9
Acquisition-related costs	166.7	$ 166.7
Acquisition-related costs expensed	40.4
Acquisition-related costs eligible to be netted against consideration	126.3	126.3
Oak Street
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Acquisition-related costs	$ 5.8	$ 5.8
Investment management agreements | Dyal
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Weighted average amortization period	14 years 3 months 18 days
Investment management agreements | Oak Street
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Weighted average amortization period	11 years 7 months 6 days
Investor relationships | Dyal
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Weighted average amortization period	10 years
Investor relationships | Oak Street
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Weighted average amortization period	13 years
Trademarks | Dyal
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Weighted average amortization period	7 years
Trademarks | Oak Street
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Weighted average amortization period	7 years